Long-term investments - Schedule of Long-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Investments	$ 4,155	$ 9,744
Accumulated other comprehensive loss	(146,153)	(94,294)
Calibre Mining Corp.
Disclosure of financial assets [line items]
Investments	1,449	5,526
Accumulated other comprehensive loss	(6,395)	2,012
RTG Mining Inc.
Disclosure of financial assets [line items]
Investments	1,094	2,588
Accumulated other comprehensive loss	(12,306)	1,283
St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Investments	999	1,626
Accumulated other comprehensive loss	(19,194)	91
Libero Copper Corp
Disclosure of financial assets [line items]
Investments	610	0
Accumulated other comprehensive loss	(22)	0
Goldstone Resources Ltd.
Disclosure of financial assets [line items]
Investments	3	4
Accumulated other comprehensive loss	(17)	2
Investments in Equity Instruments Designated At Fair Value Through Other Comprehensive Income
Disclosure of financial assets [line items]
Accumulated other comprehensive loss	(37,934)	3,388
Cost
Disclosure of financial assets [line items]
Investments	42,089	41,457
Cost | Calibre Mining Corp.
Disclosure of financial assets [line items]
Investments	7,844	7,844
Cost | RTG Mining Inc.
Disclosure of financial assets [line items]
Investments	13,400	13,400
Cost | St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Investments	20,193	20,193
Cost | Libero Copper Corp
Disclosure of financial assets [line items]
Investments	632	0
Cost | Goldstone Resources Ltd.
Disclosure of financial assets [line items]
Investments	$ 20	20
Total Impairment
Disclosure of financial assets [line items]
Investments		(35,101)
Total Impairment | Calibre Mining Corp.
Disclosure of financial assets [line items]
Investments		(4,330)
Total Impairment | RTG Mining Inc.
Disclosure of financial assets [line items]
Investments		(12,095)
Total Impairment | St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Investments		(18,658)
Total Impairment | Libero Copper Corp
Disclosure of financial assets [line items]
Investments		0
Total Impairment | Goldstone Resources Ltd.
Disclosure of financial assets [line items]
Investments		$ (18)